Income Taxes - Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expenses	¥ 676,081		¥ 648,548	¥ 197,634
Income tax expenses computed at applicable tax rates of 25%	169,020		162,137	49,409
Non-deductible and super deduction expenses	(18,314)		(6,035)	(27,135)
Effect of tax holidays and tax rate difference	1,255		(6,514)	(263,431)
Change in valuation allowance	(126,795)		(137,596)	221,539
Income tax (benefit)/expenses	¥ 25,166	$ 3,545	¥ 11,992	¥ (19,618)